Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
NET INCOME	$ 5,167	$ 5,287	$ 5,947
OTHER COMPREHENSIVE INCOME (LOSS):
Translation adjustments	72	(237)	(314)
TOTAL COMPREHENSIVE INCOME	$ 5,239	$ 5,050	$ 5,633